Dreyfus High Yield Fund
Fund Summary
Investment Objective
The fund seeks to maximize total return, consisting of capital appreciation and current income.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds. More information about these and other discounts is available from your financial professional and in the Shareholder Guide section beginning on page 10 of this prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section beginning on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Dreyfus High Yield Fund	Class A		Class C	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%		none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none	[1]	1.00%	none
[1]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Dreyfus High Yield Fund		Class A	Class C	Class I
Management fees		0.70%	0.70%	0.70%
Distribution and/or service (12b-1) fees		0.25%	1.00%	none
Other expenses		0.01%	0.01%	0.01%
Total annual fund operating expenses		0.96%	1.71%	0.71%
Fee waiver and/or expense reimbursement	[1]	(0.01%)	(0.01%)	(0.01%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)		0.95%	1.70%	0.70%
[1]	The fund's investment adviser, The Dreyfus Corporation, has agreed to pay all of the fund's expenses, except management fees, Rule 12b-1 fees, and certain other expenses, including the fees and expenses of the independent board members and their counsel. The Dreyfus Corporation has agreed to reduce its fee in an amount equal to the fund's allocable portion of the fees and expenses of the independent board members and their counsel (in the amount of 0.01% for the past fiscal year).

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The Example is based on net operating expenses, which reflect the fee waiver/expense reimbursement by The Dreyfus Corporation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Dreyfus High Yield Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	543	739	952	1,564
Class C	273	536	923	2,009
Class I	72	224	390	871

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption Dreyfus High Yield Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	543	739	952	1,564
Class C	173	536	923	2,009
Class I	72	224	390	871

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 46.05% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed-income securities that, at the time of purchase, are rated below investment grade ("high yield" or "junk" bonds) or are the unrated equivalent as determined by The Dreyfus Corporation.

In choosing securities, the fund's portfolio managers seek to capture the higher yields offered by junk bonds, while managing credit risk and the volatility caused by interest rate movements. The fund's investment process involves a "top down" approach to security selection. The fund looks at a variety of factors when assessing a potential investment, including the state of the industry or sector, the company's financial strength, and the company's management. The fund also looks for companies that are underleveraged, have positive free cash flow, and are self-financing. There are no restrictions on the dollar-weighted average maturity or average effective duration of the fund's portfolio or on the maturities or durations of the individual fixed-income securities the fund may purchase.

The fund may, but is not required to, use certain derivatives, such as options, futures and options on futures (including those relating to securities, foreign currencies, indexes and interest rates), forward contracts, and swap agreements (including interest rate and credit default swap agreements). The fund intends to use options, futures and options on futures only as part of a hedging strategy. The fund may enter into swap agreements, such as interest rate and credit default swap agreements, which can be used to transfer the interest rate or credit risk of a security without actually transferring ownership of the security or, for credit default swaps, to customize exposure to particular corporate credit.

The fund also may invest in collateralized debt obligations (CDOs), which include collateralized loan obligations and other similarly structured securities. To enhance current income, the fund may engage in a series of purchase and sale contracts or forward roll transactions in which the fund sells a mortgage-related security, for example, to a financial institution and simultaneously agrees to purchase a similar security from the institution at a later date at an agreed upon price. The fund may also make forward commitments in which the fund agrees to buy or sell a security in the future at a price agreed upon today.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

• Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause the bond's price to fall, potentially lowering the fund's share price. The lower a bond's credit rating, the greater the chance – in the rating agency's opinion – that the bond issuer will default or fail to meet its payment obligations. High yield ("junk") bonds involve greater credit risk, including the risk of default, than investment grade bonds, and are considered predominantly speculative with respect to the issuer’s ability to make principal and interest payments. The prices of high yield bonds can fall dramatically in response to bad news about the issuer or its industry, or the economy in general.

• Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the effective maturity and duration of the fund's fixed-income portfolio, the more the fund's share price is likely to react to interest rates. Unlike investment grade bonds, however, the prices of high yield ("junk") bonds may fluctuate unpredictably and not necessarily inversely with changes in interest rates. For example, the market price of a fixed-income security with a duration of three years would be expected to decline 3% if interest rates rose 1%. Conversely, the market price of the same security would be expected to increase 3% if interest rates fell 1%.

• Market risk. The market value of a security may decline due to general market conditions that are not related to the particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security's market value also may decline because of factors that affect the particular company, such as management performance, financial leverage, and reduced demand for the company's products or services, or factors that affect the company's industry, such as labor shortages or increased production costs and competitive conditions within an industry.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically.

• Mortgage-related securities risk. Mortgage-related securities are complex derivative instruments, subject to credit, prepayment and extension risk, and may be more volatile, less liquid, and more difficult to price accurately, than more traditional debt securities. The fund is subject to the credit risk associated with these securities, including the market's perception of the creditworthiness of the issuing federal agency, as well as the credit quality of the underlying assets. Although certain mortgage-related securities are guaranteed as to the timely payment of interest and principal by a third party (such as a U.S. government agency or instrumentality with respect to government-related mortgage-backed securities) the market prices for such securities are not guaranteed and will fluctuate. Declining interest rates may result in the prepayment of higher yielding underlying mortgages and the reinvestment of proceeds at lower interest rates can reduce the fund's potential price gain in response to falling interest rates, reduce the fund's yield or cause the fund's share price to fall (prepayment risk). Rising interest rates may result in a drop in prepayments of the underlying mortgages, which would increase the fund's sensitivity to rising interest rates and its potential for price declines (extension risk).

• Market sector risk. The fund may significantly overweight or underweight certain companies, industries or market sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those companies, industries or sectors.

• Derivatives risk. A small investment in derivatives could have a potentially large impact on the fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value. Certain types of derivatives, including swap agreements, forward contracts and other over-the-counter transactions, involve greater risks than the underlying obligations because, in addition to general market risks, they are subject to illiquidity risk, counterparty risk, credit risk and pricing risk.

• Leverage risk. The use of leverage, such as borrowing money to purchase securities, engaging in reverse repurchase agreements, lending portfolio securities, entering into futures contracts and engaging in forward commitment transactions, may magnify the fund's gains or losses. Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class A shares from year to year. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown. More recent performance information may be available at www.dreyfus.com.

Year-by-Year Total Returns as of 12/31 each year (%) Class A

Best Quarter Q2, 2009: 11.32% Worst Quarter Q4, 2008: -14.16%
Average Annual Total Returns (as of 12/31/13)

After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Returns Dreyfus High Yield Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	2.72%	13.51%	6.54%
Class C	5.69%	13.72%	6.22%
Class I	7.92%	14.89%	7.30%
After Taxes on Distributions Class A	none	10.32%	3.64%
After Taxes on Distributions and Sale of Fund Shares Class A	1.48%	9.73%	3.78%
BofA Merrill Lynch U.S. High Yield Master II Constrained Index reflects no deduction for fees, expenses or taxes	7.41%	18.70%	8.46%